Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Junior Subordinated Debentures [Abstract]
Junior Subordinated Debentures

12. JUNIOR SUBORDINATED DEBENTURES

In connection with the FKF Merger, the Corporation acquired FKF Capital Trust I (the "Trust"), a trust formed under Delaware law that became an unconsolidated subsidiary of the Corporation. On August 21, 1997, the Trust had issued $16.2 million of preferred securities (the "Preferred Securities") at an interest rate of 9.7%, with a scheduled maturity of August 15, 2027. Simultaneously, the proceeds from the issue, along with $502 thousand of cash were invested in junior subordinated debentures (the "Debentures") that were assumed by the Corporation. On November 15, 2001 and June 25, 2008, FKF purchased $3.5 million and $1.5 million, respectively, of the Preferred Securities.

On December 19, 2011, the Corporation elected to prepay, in full, the Debentures. Simultaneously, the Trust called the Preferred Securities. Funding for the prepayment was obtained through an adjustable-rate term loan indexed to LIBOR.